UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number           811-21529

                           The Gabelli Global Utility & Income Trust

(Exact name of registrant as specified in charter)

One Corporate Center

                           Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

Bruce N. Alpert

Gabelli Funds, LLC

One Corporate Center

                   Rye, New York 10580-1422

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-422-3554

Date of fiscal year end: December 31

Date of reporting period: September 30, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

The Gabelli Global Utility & Income Trust Third Quarter Report — September 30, 2016
Mario J. Gabelli, CFA Portfolio Manager

To Our Shareholders,

For the quarter ended September 30, 2016, the net asset value (“NAV”) total return of The Gabelli Global Utility & Income Trust (the “Fund”) was (2.4)%, compared with a total return of (5.9)% for the Standard & Poor’s (“S&P”) 500 Utilities Index. The total return for the Fund’s publicly traded shares was (0.01)%. The Fund’s NAV per share was $20.97, while the price of the publicly traded shares closed at $18.29 on the NYSE MKT. See below for additional performance information.

Enclosed is the schedule of investments as of September 30, 2016.

Comparative Results

Average Annual Returns through September 30, 2016 (a) (Unaudited)					Since
	Quarter	1 Year	5 Year	10 Year	Inception (05/28/04)
Gabelli Global Utility & Income Trust
NAV Total Return (b)	(2.35)%	13.78%	8.54%	5.75%	7.32%
Investment Total Return (c)	(0.01)	21.73	6.27	6.16	6.31
S&P 500 Utilities Index	(5.91)	17.37	12.09	7.91	10.35
Lipper Utility Fund Average	(3.63)	15.53	11.38	7.24	9.93
S&P 500 Index.	3.85	15.43	16.37	7.24	7.72
(a)

Returns represent past performance and do not guarantee future results. Investment returns and the principal value of an investment will fluctuate. When shares are sold, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Performance returns for periods of less than one year are not annualized. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing.

The S&P 500 Utilities Index is an unmanaged indicator of electric and gas utility stock performance. The Lipper Utility Fund Average reflects the average performance of mutual funds classified in this particular category. The S&P 500 Index is an unmanaged indicator of stock market performance. Dividends are considered reinvested. You cannot invest directly in an index.

(b)

Total returns and average annual returns reflect changes in the NAV per share, reinvestment of distributions at NAV on the ex-dividend date, and adjustments for the rights offering and are net of expenses. Since inception return is based on an initial NAV of $19.06.

(c)

Total returns and average annual returns reflect changes in closing market values on the NYSE MKT, reinvestment of distributions, and adjustments for the rights offering. Since inception return is based on an initial offering price of $20.00.

The Gabelli Global Utility & Income Trust

Schedule of Investments — September 30, 2016 (Unaudited)

Shares		Market Value
	COMMON STOCKS — 88.1%
	ENERGY AND UTILITIES — 43.3%
	Alternative Energy — 0.5%
	U.S. Companies
15,000	NextEra Energy Partners LP	$419,550
6,000	Ormat Technologies Inc.	290,460

		710,010

	Electric Transmission and Distribution — 4.9%
	Non U.S. Companies
6,000	Algonquin Power & Utilities Corp.	53,737
28,000	Enersis Chile SA, ADR	133,000
11,000	Fortis Inc.	353,741
60,000	National Grid plc	849,233
23,800	National Grid plc, ADR	1,692,418
20,000	Red Electrica Corp. SA	431,481

	U.S. Companies
3,000	Consolidated Edison Inc.	225,900
12,000	Twin Disc Inc.	143,760
4,000	Unitil Corp.	156,240
42,000	WEC Energy Group Inc.	2,514,960

		6,554,470

	Energy and Utilities: Integrated — 23.8%
	Non U.S. Companies
150,000	A2A SpA	211,809
3,000	Areva SA†	20,389
20,000	BP plc, ADR	703,200
180	Brookfield Business Partners LP	4,757
11,000	Chubu Electric Power Co. Inc.	159,026
152,000	Datang International Power Generation Co. Ltd., Cl. H	40,565
1,000	E.ON SE	7,093
12,000	E.ON SE, ADR	85,680
9,760	EDP - Energias de Portugal SA, ADR	328,082
10,000	Electric Power Development Co. Ltd.	238,450
5,500	Emera Inc.	198,335
10,000	Endesa SA	214,336
76,000	Enel SpA	338,768
28,000	Enersis Americas SA, ADR	229,320
1,000	Eni SpA	14,401
217,100	Hera SpA	584,825
12,000	Hokkaido Electric Power Co. Inc.	101,770
18,000	Hokuriku Electric Power Co.	217,800
17,000	Huaneng Power International Inc., ADR	426,870
104,169	Iberdrola SA	708,196
5,000	Iberdrola SA, ADR	135,750
34,000	Korea Electric Power Corp., ADR	828,920
22,000	Kyushu Electric Power Co. Inc.	205,236
10,000	Shikoku Electric Power Co. Inc.†	98,121
12,000	The Chugoku Electric Power Co. Inc.	149,933

Shares		Market Value

18,000	The Kansai Electric Power Co. Inc.†	$162,454
8,000	Tohoku Electric Power Co. Inc.	103,742
100	Uniper SE†	1,225
2,000	Verbund AG	33,364

	U.S. Companies
2,000	ALLETE Inc.	119,240
21,000	Ameren Corp.	1,032,780
29,000	American Electric Power Co. Inc.	1,862,090
5,000	Avista Corp.	208,950
4,500	Black Hills Corp.	275,490
10,000	Dominion Resources Inc.	742,700
17,000	Duke Energy Corp.(a)	1,360,680
4,000	El Paso Electric Co.	187,080
32,000	Eversource Energy(a)	1,733,760
18,000	Great Plains Energy Inc.	491,220
16,000	Hawaiian Electric Industries Inc.	477,600
15,500	MGE Energy Inc.	875,905
9,500	NextEra Energy Inc.	1,162,040
45,000	NiSource Inc.	1,084,950
11,000	NorthWestern Corp.	632,830
39,000	OGE Energy Corp.	1,233,180
28,251	Otter Tail Corp.	977,202
1,000	PG&E Corp.	61,170
15,000	Pinnacle West Capital Corp.	1,139,850
7,000	PPL Corp.	241,990
29,000	Public Service Enterprise Group Inc.	1,214,230
18,000	SCANA Corp.	1,302,660
1,000	Talen Energy Corp.†	13,850
38,000	The AES Corp.	488,300
13,000	The Empire District Electric Co.	443,820
38,000	The Southern Co.	1,949,400
15,000	Vectren Corp.	753,000
36,000	Westar Energy Inc.	2,043,000
27,000	Xcel Energy Inc.	1,110,780

		31,772,164

	Natural Gas Integrated — 3.5%
	Non U.S. Companies
80,000	Snam SpA.	443,591

	U.S. Companies
6,000	Anadarko Petroleum Corp.	380,160
3,000	Apache Corp.	191,610
12,000	CONSOL Energy Inc.	230,400
1,000	Energen Corp.	57,720
10,000	Kinder Morgan Inc.	231,300
30,000	National Fuel Gas Co.	1,622,100
4,000	ONEOK Inc.	205,560
30,000	Spectra Energy Corp.	1,282,500

		4,644,941

See accompanying notes to schedule of investments.

The Gabelli Global Utility & Income Trust

Schedule of Investments (Continued) — September 30, 2016 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	ENERGY AND UTILITIES (Continued)
	Natural Gas Utilities — 2.4%
	Non U.S. Companies
1,500	Enagas SA	$45,117
1,890	Engie	29,278
9,954	Engie, ADR	155,681

	U.S. Companies
10,000	Atmos Energy Corp.	744,700
2,400	Chesapeake Utilities Corp.	146,544
1,000	ONE Gas Inc.	61,840
14,500	Piedmont Natural Gas Co. Inc.	870,580
14,000	Southwest Gas Corp.	978,040
2,000	Spire Inc.	127,480

		3,159,260

	Oil — 0.9%
	Non U.S. Companies
3,600	PetroChina Co. Ltd., ADR	240,480
10,000	Petroleo Brasileiro SA, ADR†	93,300
9,000	Royal Dutch Shell plc, Cl. A, ADR	450,630

	U.S. Companies
1,000	Chevron Corp.	102,920
2,000	ConocoPhillips	86,940
4,000	Devon Energy Corp.	176,440
1,000	Exxon Mobil Corp.	87,280

		1,237,990

	Services — 1.6%
	Non U.S. Companies
10,000	ABB Ltd., ADR	225,100
200,000	Weatherford International plc†	1,124,000

	U.S. Companies
10,000	AZZ Inc.	652,700
3,500	Halliburton Co.	157,080
1,400	National Oilwell Varco Inc.	51,436

		2,210,316

	Water — 3.9%
	Non U.S. Companies
5,000	Consolidated Water Co. Ltd.	58,100
110,000	Severn Trent plc	3,571,521
37,090	United Utilities Group plc	482,182

	U.S. Companies
10,000	Aqua America Inc.	304,800
5,400	California Water Service Group	173,286
4,000	Middlesex Water Co.	140,960
10,000	SJW Corp.	436,800

		5,167,649

Shares		Market Value

	Diversified Industrial — 1.5%
	Non U.S. Companies
9,000	Bouygues SA	$298,200
15,800	Jardine Matheson Holdings Ltd.	957,638
17,000	Jardine Strategic Holdings Ltd.	555,900

	U.S. Companies
7,000	General Electric Co.	207,340

		2,019,078

	Environmental Services — 0.2%
	Non U.S. Companies
500	Suez	8,254
12,000	Veolia Environnement SA	276,345

		284,599

	Independent Power Producers and Energy Traders — 0.1%
	U.S. Companies
9,000	NRG Energy Inc.	100,890

	TOTAL ENERGY AND UTILITIES	57,861,367

	COMMUNICATIONS — 25.8%
	Cable and Satellite — 7.2%
	Non U.S. Companies
10,000	Cogeco Inc.	391,936
25,105	Liberty Global plc, Cl. A†	858,089
62,488	Liberty Global plc, Cl. C†	2,064,605
5,528	Liberty Global plc LiLAC, Cl. A†	152,518
13,718	Liberty Global plc LiLAC, Cl. C†	384,790
59,000	Rogers Communications Inc., Cl. B	2,502,780
46,000	Sky plc	533,026

	U.S. Companies
723	Charter Communications Inc., Cl. A†	195,188
12,000	Comcast Corp., Cl. A	796,080
26,000	DISH Network Corp., Cl. A†	1,424,280
6,000	EchoStar Corp., Cl. A†	262,980
168	Liberty Broadband Corp., Cl. B†	12,328

		9,578,600

	Telecommunications — 14.9%
	Non U.S. Companies
45,000	BCE Inc., Toronto	2,078,100
48,000	BT Group plc, ADR	1,220,640
40,000	Deutsche Telekom AG, ADR	671,600
25,651	Global Telecom Holding SAE, GDR†	49,763
1,375,000	Koninklijke KPN NV	4,564,335
15,000	Koninklijke KPN NV, ADR	50,550
11,000	Manitoba Telecom Services Inc.	316,094
5,000	Orange SA, ADR	77,900
29,651	Orascom Telecom Media and Technology Holding SAE, GDR†	11,816

See accompanying notes to schedule of investments.

The Gabelli Global Utility & Income Trust

Schedule of Investments (Continued) — September 30, 2016 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	COMMUNICATIONS (Continued)
	Telecommunications (Continued)
	Non U.S. Companies (Continued)
80,000	Pharol SGPS SA	$21,568
13,000	Proximus SA	388,237
1,200	Swisscom AG	570,293
1,000	Swisscom AG, ADR	47,740
20,000	Telecom Italia SpA†	16,603
9,000	Telefonica Brasil SA, ADR	130,230
39,300	Telefonica Deutschland Holding AG	158,094
49,263	Telefonica SA, ADR	496,571
70,000	Telekom Austria AG	395,140
23,000	Telenet Group Holding NV†	1,199,620
1,000	Telesites SAB de CV†	565
50,000	VimpelCom Ltd., ADR	174,000

	U.S. Companies
75,000	AT&T Inc.	3,045,750
21,000	CenturyLink Inc.	576,030
60,000	Cincinnati Bell Inc.†	244,800
20,000	Level 3 Communications Inc.†	927,600
36,000	Sprint Corp.†	238,680
1,000	T-Mobile US Inc.†	46,720
41,725	Verizon Communications Inc.	2,168,866

		19,887,905

	Wireless Communications — 3.7%
	Non U.S. Companies
1,000	America Movil SAB de CV, Cl. L, ADR	11,440
34,000	Millicom International Cellular SA, SDR	1,763,650
4,000	Mobile TeleSystems PJSC, ADR	30,520
2,000	SK Telecom Co. Ltd., ADR	45,200
16,000	Turkcell Iletisim Hizmetleri A/S, ADR†	128,960
95,000	Vodafone Group plc, ADR	2,769,250

	U.S. Companies
7,500	United States Cellular Corp.†	272,550

		5,021,570

	TOTAL COMMUNICATIONS	34,488,075

	OTHER — 19.0%
	Aerospace — 0.7%
	Non U.S. Companies
101,300	Rolls-Royce Holdings plc	945,355

	Automotive — 0.1%
	Non U.S. Companies
1,500	Ferrari NV	77,805

	Building and Construction — 0.0%
	Non U.S. Companies
500	Acciona SA	37,784

Shares		Market Value

	Business Services — 0.7%
	Non U.S. Companies
40,000	Sistema JSFC, GDR	$296,800

	U.S. Companies
24,000	Diebold Inc.	594,960

		891,760

	Computer Software and Services — 2.7%
	Non U.S. Companies
60,000	Fleetmatics Group plc†	3,598,800

	Consumer Products — 0.1%
	U.S. Companies
1,000	The Procter & Gamble Co.	89,750

	Electronics — 2.7%
	Non U.S. Companies
110,000	Sony Corp., ADR	3,653,100

	Entertainment — 0.9%
	Non U.S. Companies
20,000	Grupo Televisa SAB, ADR	513,800
35,000	Vivendi SA	705,748

		1,219,548

	Financial Services — 2.1%
	Non U.S. Companies
15,000	Deutsche Bank AG†	196,350
6,000	GAM Holding AG	57,313
16,000	Kinnevik AB, Cl. A	445,004
82,000	Resona Holdings Inc.	341,488

	U.S. Companies
1,500	M&T Bank Corp.	174,150
10,100	National Interstate Corp.	328,553
10,000	The Bank of New York Mellon Corp.	398,800
1,000	The Goldman Sachs Group Inc.	161,270
10,000	The Hartford Financial Services Group Inc.	428,200
3,000	The PNC Financial Services Group Inc.	270,270
1,500	UGI Corp.	67,860

		2,869,258

	Food and Beverage — 5.7%
	Non U.S. Companies
120	Chocoladefabriken Lindt & Sprungli AG	693,567
3,000	Chr. Hansen Holding A/S	178,337
65,000	Cott Corp.	926,250
40,000	Davide Campari-Milano SpA	450,690
5,000	Diageo plc	143,256
11,000	Diageo plc, ADR	1,276,440
7,500	Heineken NV	659,775

See accompanying notes to schedule of investments.

The Gabelli Global Utility & Income Trust

Schedule of Investments (Continued) — September 30, 2016 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	OTHER (Continued)
	Food and Beverage (Continued)
	Non U.S. Companies (Continued)
17,000	Nestlé SA	$1,339,527
3,000	Pernod Ricard SA	355,037
1,000	Yakult Honsha Co. Ltd.	44,771

	U.S. Companies
6,000	General Mills Inc.	383,280
2,300	International Flavors & Fragrances Inc.	328,831
8,000	McCormick & Co. Inc., Non-Voting	799,360

		7,579,121

	Health Care — 1.0%
	U.S. Companies
10,000	Johnson & Johnson	1,181,300
4,000	Owens & Minor Inc.	138,920

		1,320,220

	Hotels and Gaming — 0.7%
	Non U.S. Companies
115,000	Genting Singapore plc	63,246
340,000	Mandarin Oriental International Ltd.	443,700

	U.S. Companies
10,000	Ryman Hospitality Properties Inc.	481,600

		988,546

	Machinery — 0.6%
	Non U.S. Companies
60,000	CNH Industrial NV	433,200

	U.S. Companies
6,000	Xylem Inc.	314,700

		747,900

	Metals and Mining — 0.0%
	U.S. Companies
3,500	Ampco-Pittsburgh Corp.	38,815

	Real Estate — 0.2%
	Non U.S. Companies
9,000	Brookfield Asset Management Inc., Cl. A	316,620

	Specialty Chemicals — 0.6%
	Non U.S. Companies
11,000	Axalta Coating Systems Ltd.†	310,970

	U.S. Companies
4,000	The Valspar Corp.	424,280

		735,250

	Transportation — 0.2%
	U.S. Companies
6,000	GATX Corp.	267,300

Shares		Market Value

	TOTAL OTHER	$25,376,932

	TOTAL COMMON STOCKS	117,726,374

	CONVERTIBLE PREFERRED STOCKS — 0.1%
	COMMUNICATIONS — 0.1%
	Telecommunications — 0.1%
	U.S. Companies
1,600	Cincinnati Bell Inc., 6.750%, Ser. B	80,256

	RIGHTS — 0.0%
	OTHER — 0.0%
	Retail — 0.0%
	Non U.S. Companies
60,000	Safeway Casa Ley, CVR, expire 01/30/19†	21,000
60,000	Safeway PDC, CVR, expire 01/30/17†	2,928

	TOTAL OTHER	23,928

	TOTAL RIGHTS	23,928

	WARRANTS — 0.0%
	COMMUNICATIONS — 0.0%
	Telecommunications — 0.0%
	Non U.S. Companies
6,000	Bharti Airtel Ltd., expire 11/30/20†(b)	28,284

Principal Amount
	CONVERTIBLE CORPORATE BONDS — 0.4%
	OTHER — 0.4%
	Building and Construction — 0.4%
	U.S. Companies
$525,000	Layne Christensen Co. 4.250%, 11/15/18	465,609

	U.S. GOVERNMENT OBLIGATIONS — 11.4%
15,258,000	U.S. Treasury Bills, 0.075% to 0.541%††, 10/06/16 to 03/30/17(c)	15,242,908

	TOTAL INVESTMENTS — 100.0% (Cost $107,946,370)	$133,567,359

	Aggregate tax cost	$108,432,865

	Gross unrealized appreciation	$34,099,318
	Gross unrealized depreciation	(8,964,824)

	Net unrealized appreciation/depreciation	$25,134,494

See accompanying notes to schedule of investments.

The Gabelli Global Utility & Income Trust

Schedule of Investments (Continued) — September 30, 2016 (Unaudited)

Principal Amount		Settlement Date	Unrealized Appreciation/ (Depreciation)
	FORWARD FOREIGN EXCHANGE CONTRACTS (d) — 0.0%
3,400,000(e)	Deliver Euros in exchange for United States Dollars 3,819,087	10/28/16	$(5,289)

Notional Amount		Termination Date
	EQUITY CONTRACT FOR DIFFERENCE SWAP AGREEMENT (f) — 0.0%
$ 461,615	Rolls-Royce Holdings plc	06/28/17	$4,997

(50,000 Shares)

(a)	Securities, or a portion thereof, with a value of $1,207,980 were reserved and/or pledged with the custodian for equity contract for difference swap agreements and forward foreign exchange contracts.
(b)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2016, the market value of Rule 144A securities amounted to $28,284 or 0.02% of total investments.

(c)	At September 30, 2016, $3,700,000 of the principal amount was pledged as collateral for equity contract for difference swap agreements and forward foreign exchange contracts.
(d)	At September 30, 2016, the Fund had entered into forward foreign exchange contracts with State Street Bank and Trust Co.
(e)	Principal amount denoted in Euros.
(f)	At September 30, 2016, the Fund had entered into equity contract for difference swap agreements with The Goldman Sachs Group, Inc.
†	Non-income producing security.
††	Represents annualized yield at date of purchase.
ADR	American Depositary Receipt
CVR	Contingent Value Right
GDR	Global Depositary Receipt
JSFC	Joint Stock Financial Corporation
PJSC	Public Joint Stock Company
SDR	Swedish Depositary Receipt

	% of
	Market	Market
Geographic Diversification	Value	Value
United States	53.7%	$71,676,775
Europe	33.0	44,016,766
Canada	5.3	7,137,592
Japan	4.1	5,475,892
Latin America	2.7	3,616,720
Asia/Pacific	1.2	1,582,035
Africa/Middle East	0.0	61,579

Total Investments	100.0%	$133,567,359

See accompanying notes to schedule of investments.

The Gabelli Global Utility & Income Trust

Notes to Schedule of Investments (Unaudited)

As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (“GAAP”) that may require the use of management estimates and assumptions in the preparation of its schedule of investments. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its schedule of investments.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of sixty days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than sixty days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. U.S. government obligations with maturities greater than sixty days are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — quoted prices in active markets for identical securities;

●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

The Gabelli Global Utility & Income Trust

Notes to Schedule of Investments (Unaudited) (Continued)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities and other financial instruments by inputs used to value the Fund’s investments as of September 30, 2016 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total Market Value at 09/30/16
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
COMMUNICATIONS
Cable and Satellite	$9,566,272	$12,328	—	$9,578,600
OTHER
Other Industries (a)	108,147,774	—	—	108,147,774
Total Common Stocks	117,714,046	12,328	—	117,726,374
Convertible Preferred Stocks (a)	80,256	—	—	80,256
Rights (a)	—	—	$23,928	23,928
Warrants (a)	—	28,284	—	28,284
Convertible Corporate Bonds (a)		465,609	—	465,609
U.S. Government Obligations	—	15,242,908	—	15,242,908
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$117,794,302	$15,749,129	$23,928	$133,567,359
OTHER FINANCIAL INSTRUMENTS:*
Assets (Unrealized Appreciation):
EQUITY CONTRACT
Contract for Difference Swap Agreements	—	$4,997	—	$4,997
LIABILITIES (Unrealized Depreciation):
FORWARD CURRENCY EXCHANGE CONTRACTS
Forward Foreign Exchange Contracts	—	(5,289)	—	(5,289)
TOTAL OTHER FINANCIAL INSTRUMENTS:	—	$(292)	—	$(292)

(a)	Please refer to the Schedule of Investments (“SOI”) for the industry classifications of these portfolio holdings.
*	Other financial instruments are derivatives reflected in the SOI, such as options, futures, forwards, and swaps, which may be valued at the unrealized appreciation/depreciation of the instrument.

Additional Information to Evaluate Qualitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds is ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common and preferred equities, warrants, options, rights, and fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or

The Gabelli Global Utility & Income Trust

Notes to Schedule of Investments (Unaudited) (Continued)

which are restricted as to transfer. Among the factors to be considered to fair value a security are recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include back testing the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Derivative Financial Instruments. The Fund may engage in various portfolio investment strategies by investing in a number of derivative financial instruments for the purposes of increasing the income of the Fund, hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase, or hedging against a specific transaction with respect to either the currency in which the transaction is denominated or another currency. Investing in certain derivative financial instruments, including participation in the options, futures, or swap markets, entails certain execution, liquidity, hedging, tax, and securities, interest, credit, or currency market risks. Losses may arise if the Adviser’s prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate. Losses may also arise if the counterparty does not perform its duties under a contract, or that, in the event of default, the Fund may be delayed in or prevented from obtaining payments or other contractual remedies owed to it under derivative contracts. The creditworthiness of the counterparties is closely monitored in order to minimize these risks. Participation in derivative transactions involves investment risks, transaction costs, and potential losses to which the Fund would not be subject absent the use of these strategies. The consequences of these risks, transaction costs, and losses may have a negative impact on the Fund’s ability to pay distributions.

The Fund’s derivative contracts held at September 30, 2016, if any, are not accounted for as hedging instruments under GAAP and are disclosed in the Schedule of Investments together with the related counterparty.

Swap Agreements. The Fund may enter into equity contract for difference swap transactions for the purpose of increasing the income of the Fund. The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. In an equity contract for difference swap, a set of future cash flows is exchanged between two counterparties. One of these cash flow streams will typically be based on a reference interest rate combined with the performance of a notional value of shares of a stock. The other will be based on the performance of the shares of a stock. Depending on the general state of short term interest rates and the returns on the Fund’s portfolio securities at the time an equity contract for difference swap transaction reaches its scheduled termination date, there is a risk that the Fund will not be able to obtain a replacement transaction or that the terms of the replacement will not be as favorable as on the expiring transaction.

The Gabelli Global Utility & Income Trust

Notes to Schedule of Investments (Unaudited) (Continued)

The Fund has entered into an equity contract for difference swap agreement with The Goldman Sachs Group, Inc. Details of the swap at September 30, 2016 are reflected within the Schedule of Investments and further details are as follows:

Notional Amount	Equity Security Received	Interest Rate/ Equity Security Paid	Termination Date	Net Unrealized Appreciation
	Market Value Appreciation on:	One month LIBOR plus 90 bps plus Market Value Depreciation on:

$461,615 (50,000 Shares)	Rolls-Royce Holdings plc	Rolls-Royce Holdings plc	06/28/17	$4,997

Forward Foreign Exchange Contracts. The Fund may engage in forward foreign exchange contracts for the purpose of hedging a specific transaction with respect to either the currency in which the transaction is denominated or another currency as deemed appropriate by the Adviser. Forward foreign exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value is included in unrealized appreciation/depreciation on foreign currency translations. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign exchange contracts does not eliminate fluctuations in the underlying prices of the Fund’s portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. Forward foreign exchange contracts at September 30, 2016 are reflected within the Schedule of Investments.

The following table summarizes the net unrealized appreciation/(depreciation) of derivatives held at September 30, 2016 by primary risk exposure:

Asset Derivatives:	Net Unrealized Appreciation/ (Depreciation)

Equity Contract for Difference Swap Agreements	$4,997

Liability Derivatives:

Forward Foreign Exchange Contracts	$(5,289)

Limitations on the Purchase and Sale of Futures Contracts, Certain Options, and Swaps. Subject to the guidelines of the Board, the Fund may engage in “commodity interest” transactions (generally, transactions in futures, certain options, certain currency transactions, and certain types of swaps) only for bona fide hedging or other permissible transactions in accordance with the rules and regulations of the Commodity Futures Trading Commission (“CFTC”). Pursuant to amendments by the CFTC to Rule 4.5 under the Commodity Exchange Act (“CEA”), the Adviser has filed a notice of exemption from registration as a “commodity pool operator” with respect to the Fund. The Fund and the Adviser are therefore not subject to registration or regulation as a commodity pool operator under the CEA. In addition, certain trading restrictions are now applicable to the Fund as of January 1, 2013. These trading restrictions permit the Fund to engage in commodity interest transactions that include (i) “bona fide hedging” transactions, as that term is defined and interpreted by the CFTC and its

The Gabelli Global Utility & Income Trust

Notes to Schedule of Investments (Unaudited) (Continued)

staff, without regard to the percentage of the Fund’s assets committed to margin and options premiums and (ii) non-bona fide hedging transactions, provided that the Fund does not enter into such non-bona fide hedging transactions if, immediately thereafter, either (a) the sum of the amount of initial margin deposits on the Fund’s existing futures positions or swaps positions and option or swaption premiums would exceed 5% of the market value of the Fund’s liquidating value, after taking into account unrealized profits and unrealized losses on any such transactions, or (b) the aggregate net notional value of the Fund’s commodity interest transactions would not exceed 100% of the market value of the Fund’s liquidating value, after taking into account unrealized profits and unrealized losses on any such transactions. Therefore, in order to claim the Rule 4.5 exemption, the Fund is limited in its ability to invest in commodity futures, options, and certain types of swaps (including securities futures, broad based stock index futures, and financial futures contracts). As a result, in the future, the Fund will be more limited in its ability to use these instruments than in the past, and these limitations may have a negative impact on the ability of the Adviser to manage the Fund, and on the Fund’s performance.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Restricted Securities. The Fund is not subject to an independent limitation on the amount it may invest in securities for which the markets are restricted. Restricted securities include securities whose disposition is subject to substantial legal or contractual restrictions. The sale of restricted securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities

The Gabelli Global Utility & Income Trust

Notes to Schedule of Investments (Unaudited) (Continued)

is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity. At September 30, 2016, the Fund held no investments in restricted securities.

Tax Information. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended.

THE GABELLI GLOBAL UTILITY & INCOME TRUST

One Corporate Center

Rye, NY 10580-1422

Portfolio Manager Biography

Mario J. Gabelli, CFA, is Chairman, Chief Executive Officer, and Chief Investment Officer - Value Portfolios of GAMCO Investors, Inc. that he founded in 1977, and Chief Investment Officer - Value Portfolios of Gabelli Funds, LLC and GAMCO Asset Management Inc. He is also Chief Executive Officer and Chairman of the Board of Directors of Associated Capital Group, Inc. Mr. Gabelli is a summa cum laude graduate of Fordham University and holds an MBA degree from Columbia Business School and Honorary Doctorates from Fordham University and Roger Williams University.

We have separated the portfolio manager’s commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio manager’s commentary is unrestricted. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com.

The Net Asset Value per share appears in the Publicly Traded Funds column, under the heading “Specialized Equity Funds,” in Monday’s The Wall Street Journal. It is also listed in Barron’s Mutual Funds/Closed End Funds section under the heading “Specialized Equity Funds.”

The Net Asset Value per share may be obtained each day by calling (914) 921-5070 or visiting www.gabelli.com.

The NASDAQ symbol for the Net Asset Value is “XGLUX.”

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that the Fund may from time to time purchase its common shares in the open market when the Fund’s shares are trading at a discount of 10% or more from the net asset value of the shares. The Fund may also, from time to time, purchase its preferred shares in the open market when the preferred shares are trading at a discount to the liquidation value.

THE GABELLI GLOBAL UTILITY & INCOME TRUST

One Corporate Center

Rye, NY 10580-1422

t	800-GABELLI (800-422-3554)

f	914-921-5118

e	info@gabelli.com

GABELLI.COM

TRUSTEES

Anthony J. Colavita

President,

Anthony J. Colavita, P.C.

James P. Conn

Former Managing Director &

Chief Investment Officer,

Financial Security Assurance

Holdings Ltd.

Vincent D. Enright

Former Senior Vice President &

Chief Financial Officer,

KeySpan Corp.

Michael J. Melarkey

Of Counsel,

McDonald Carano Wilson LLP

Salvatore M. Salibello, CPA

Senior Partner,

Bright Side Consulting

Salvatore J. Zizza

Chairman,

Zizza & Associates Corp.

OFFICERS

Bruce N. Alpert

President

Andrea R. Mango

Secretary & Vice President

Agnes Mullady

Treasurer

Richard J. Walz

Chief Compliance Officer

David I. Schachter

Vice President

Adam E. Tokar

Vice President & Ombudsman

INVESTMENT ADVISER

Gabelli Funds, LLC

One Corporate Center

Rye, New York 10580-1422

CUSTODIAN

State Street Bank and Trust

Company

COUNSEL

Skadden, Arps, Slate, Meagher &

Flom LLP

TRANSFER AGENT AND REGISTRAR

Computershare Trust Company, N.A.

GLU Q3/2016

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Gabelli Global Utility & Income Trust

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date	11/23/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date	11/23/2016

By (Signature and Title)*	/s/ Agnes Mullady
Agnes Mullady, Principal Financial Officer and Treasurer

Date	11/23/2016

* Print the name and title of each signing officer under his or her signature.